Note 10 - Commitments and Contingencies - Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 5,680
2023	3,808
2024	2,428
2025	1,840
2026	1,438
Thereafter	2,960
Lessee, Operating Lease, Liability, to be Paid, Total	$ 18,154